Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management
Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program provides a framework for handling cybersecurity threats and incidents, and facilitate coordination across different departments of our company. This framework includes steps for assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing cybersecurity countermeasures and mitigation strategies and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity committee is responsible for assessing our cybersecurity risk management program and we currently do not engage third parties for such assessment. In addition, our cybersecurity office provides training to all employees annually.
Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the cybersecurity committee, which is chaired by the chief executive officer and comprises several key management members of our company. The board of directors also designates the audit committee to oversee the cybersecurity and other information security risks. The cybersecurity committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The cybersecurity committee is authorized to assess and manage material risks associated with cybersecurity threats, and the cybersecurity office is responsible for identifying, considering and assessing cybersecurity incidents and associated risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our cybersecurity committee, who receives routine reports from our cybersecurity office and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. The members in our cybersecurity office are information security managers with years of experience in cybersecurity management. The cybersecurity committee regularly updates the audit committee on the company’s cybersecurity programs, material cybersecurity incidents and risks and mitigation strategies, which cover, among other topics, assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
As of the date of this annual report, we did not identify any cybersecurity threats that had materially affected or were reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risk Related to Our Business and Industry—We rely significantly on information technology and any failure, inadequacy, interruption or security lapse of that technology, including any cybersecurity incidents, could harm our ability to operate our business effectively” on page
2
7 of this annual report.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall risk management program.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors has overall oversight responsibility for our risk management, and delegates cybersecurity risk management oversight to the cybersecurity committee, which is chaired by the chief executive officer and comprises several key management members of our company. The board of directors also designates the audit committee to oversee the cybersecurity and other information security risks. The cybersecurity committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The cybersecurity committee is authorized to assess and manage material risks associated with cybersecurity threats, and the cybersecurity office is responsible for identifying, considering and assessing cybersecurity incidents and associated risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our cybersecurity committee, who receives routine reports from our cybersecurity office and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. The members in our cybersecurity office are information security managers with years of experience in cybersecurity management. The cybersecurity committee regularly updates the audit committee on the company’s cybersecurity programs, material cybersecurity incidents and risks and mitigation strategies, which cover, among other topics, assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The cybersecurity committee is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of our cybersecurity committee, who receives routine reports from our cybersecurity office and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. The members in our cybersecurity office are information security managers with years of experience in cybersecurity management. The cybersecurity committee regularly updates the audit committee on the company’s cybersecurity programs, material cybersecurity incidents and risks and mitigation strategies, which cover, among other topics, assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.